Other income (expense), net (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Schedule of other income

	As of December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Government grants	2,802	26,000	2,000	1,555
Interest income	226	598	706	549
Miscellaneous income (expense)	33,046	102,164	(1,106)	(860)
Gains (loss) on foreign exchange	1,385	(26,720)	(98,486)	(76,593)
	37,459	102,042	(96,886)	(75,348)